Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) Bcf MMBbls	Dec. 31, 2016 MXN ($) Bcf MMBbls	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Property acquisition costs | $	$ 0
Exploration costs for geological and geophysical studies | $	$ 8,828,809	$ 6,804,341
Estimated reserves percentage	97.00%
Remaining estimated reserve percentage	3.00%
Percenatge of developed and undeveloped reserves	11.00%
Developed and undeveloped reserves increase decrease	6,427	7,219
Percenatge of developed reserves	14.70%
Developed reserves increase decrease	4,166	4,866
Percentage of asset assigned developed and undeveloped reserves increase decrease	64.00%
Developed and undeveloped reserves added to offset	805.5
Percenatge of developed and undeveloped dry gas reserves	5.60%
Developed and undeveloped dry gas reserves increase decrease | Bcf	6,593	6,984
Percenatge of developed dry gas reserves	10.80%
Developed dry gas reserves increase decrease | Bcf	4,026	4,513
Percentage of asset assigned developed and undeveloped dry gas reserves increase decrease	64.00%
Developed and undeveloped dry gas reserves added to offset | Bcf	999
Percenatge of undeveloped dry gas reserves	3.90%
Undeveloped dry gas reserves increase decrease | Bcf	2,567	2,471
Exploratoroy activity in shallow waters and onshore regions incorporated	246
Increase of proved reserves	174.2
Reserve-replacement ratio	4.00%
Reserves production ratio of proved reserves, period		7 years 8 months 12 days
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%